'33 ACT FILE NO. 033-07094
'40 ACT FILE NO. 811-3365

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. ☐

POST-EFFECTIVE AMENDMENT NO. 40 ☒

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 182 ☒
(CHECK APPROPRIATE BOX OR BOXES.)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
(EXACT NAME OF REGISTRANT)

METLIFE INVESTORS USA INSURANCE COMPANY
(NAME OF DEPOSITOR)

22 CORPORATE PLAZA DRIVE, NEWPORT BEACH, CA 92660
(ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: 949-629-1317

RICHARD C. PEARSON
EXECUTIVE VICE PRESIDENT & GENERAL COUNSEL
METLIFE INVESTORS USA INSURANCE COMPANY
22 CORPORATE PLAZA DRIVE, NEWPORT BEACH, CA 92660
(NAME AND ADDRESS OF AGENT FOR SERVICE)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE SPACE)

☒ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485
☐ ON___________, PURSUANT TO PARAGRAPH (b) OF RULE 485
☐ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485
☐ ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

☐ THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

Title of Securities Registered:
Individual Variable Annuity Contracts

Part A, the Prospectus, as supplemented, and Part B, the Statement of Additional Information, each dated May 1, 2004, included in Registrant's post-effective amendment No. 39 to the registration statement on Form N-4, (File No. 033-07094) filed on April 30, 2004, pursuant to paragraph (b) of Rule 485, are incorporated herein by reference.

PART A

METLIFE INVESTORS USA INSURANCE COMPANY
METLIFE INVESTORS USA SEPARATE ACCOUNT A

SUPPLEMENT DATED NOVEMBER 22, 2004
TO
PROSPECTUS DATED MAY 1, 2004 (AS SUPPLEMENTED)

This Supplement revises information contained in the prospectus dated May 1, 2004 (as supplemented), for the Investors Choice, Imprint, Strive and Capital Strategist variable annuity contracts issued by MetLife Investors USA Insurance Company ("we", "us", or "our"). This Supplement should be read and kept together with your contract prospectus for future reference. If you do not have a copy of the prospectus, write to us at 22 Corporate Plaza Drive, Newport Beach, CA 92660-7901 or call us at (800) 343-8496 to request a free copy.

 PORTFOLIO MERGERS

Effective November 22, 2004, the following investment portfolios offered under one or more of the contracts will merge into other portfolios of Met Investors Series Trust ("MIST"):

J.P. Morgan Quality Bond Portfolio (Class A) of MIST will be merging into the PIMCO Total Return (Class A) of the MIST.

Met/Putnam Research Portfolio (Class A) of the MIST will be merging into the Oppenheimer Capital Appreciation Portfolio (Class A) of MIST.

Except as described below, each of the surviving investment portfolios is an existing investment option under your contract. Following the date of the mergers, each of the investment portfolios being merged into other portfolios will no longer be available as investment options under your contract. On and after November 22, 2004, any purchase payments or transfers of account value, including transfers in connection with dollar cost averaging or rebalancing programs, allocated to the J.P. Morgan Quality Bond Portfolio or the Met/Putnam Research Portfolio will automatically be invested in the PIMCO Total Return Portfolio or the Oppenheimer Capital Appreciation Portfolio, respectively. Any withdrawals or transfers of account value from the J.P. Morgan Quality Bond Portfolio or the Met/Putnam Research Portfolio will automatically be withdrawn instead from the PIMCO Total Return Portfolio or the Oppenheimer Capital Appreciation Portfolio, respectively.

As a result of the mergers, effective as of November 22, 2004, the following investment options are added to the following contract forms offered pursuant to the prospectus:

Investment Option	Contract Form

Oppenheimer Capital Appreciation Portfolio (Class A) of MIST	Investors Choice
Imprint
Strive

PIMCO Total Return Portfolio (Class A) of MIST	Investors Choice
(135R1C, 135R1V, 135R2V)

NEW INVESTMENT PORTFOLIO

As a result of the above described mergers, effective November 22, 2004, we are adding the Oppenheimer Capital Appreciation Portfolio (Class A) of MIST as a new investment portfolio for the Investors Choice, Imprint and Strive contracts. MIST is a mutual fund with multiple portfolios. Met Investors Advisory, LLC, our affiliate, is the investment manager of MIST. Met Investors Advisory, LLC has engaged subadvisers to provide investment advice to the individual portfolios. OppenheimerFunds, Inc. is the subadviser to Oppenheimer Capital Appreciation Portfolio. The investment objective of the Oppenheimer Capital Appreciation Portfolio is capital appreciation.

Fees and Expenses. The Fee Tables and Examples contained in the prospectus for the contracts (as supplemented) describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The following information supplements the "Investment Portfolio Expenses" table in the prospectus.

INVESTMENT PORTFOLIO EXPENSES.
(as a percentage of the average daily net assets of the investment portfolio)

Oppenheimer Capital Appreciation Portfolio

Management Fees	0.63%
Other Expenses	0.12%

Total Annual
Portfolio Expenses (1)	0.75%

(1) Net Investment Portfolio Expenses After Expense Subsidy And/Or Deferral

Contractual Expense
Subsidy or Deferral	0.03%

Net Total Annual
Portfolio Expense	0.72%

The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2004, under which investment advisers or managers of the Funds have agreed to waive and/or pay expenses of the Funds. Each of these arrangements terminates on April 30, 2005 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain Funds achieved as a result of directed brokerage arrangements. The Fund provided the information on its expenses, and we have not independently verified the information. The information provided is for the year ended December 31, 2003.

ANTICIPATED MERGER OF METLIFE INVESTORS DISTRIBUTION COMPANY
WITH AND INTO GENERAL AMERICAN DISTRIBUTORS

Subject to regulatory approval, it is anticipated that on or about December 1, 2004, the principal underwriter of the contracts, MetLife Investors Distribution Company, will be merged with and into its affiliate, General American Distributors ("GAD"), a registered broker-dealer. As a result of the merger, GAD will become the principal underwriter of the contracts. As a part of the merger, the name of GAD will be changed to MetLife Investors Distribution Company and the executive offices will be changed to 22 Corporate Plaza Drive, Newport Beach, CA 92660-7901. It is not anticipated that the merger will impact the distribution of the contracts or the level of compensation paid in connection with such distribution.

PROSPECTUS REVISION

The following replaces the third to the last paragraph in the section entitled "The Funds" in the prospectus:

"An investment adviser or subadviser of a Fund or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the Funds. The amount of this compensation is based upon a percentage of assets of the Funds attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.40%. Additionally, an investment adviser or subadviser of a Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or other affiliate) with increased access to persons involved in the distribution of the contracts."

PLEASE READ AND RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR YOUR REFERENCE. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR ACCOUNT REPRESENTATIVE.

Part C                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a.     Financial Statements

The following financial statements of the Separate Account are included in Part B hereof:

1. Reports of Independent Auditors.

2. Statement of Assets and Liabilities as of December 31, 2003.

3. Statement of Operations for the year ended December 31, 2003.

4. Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002.

5. Notes to Financial Statements - December 31, 2003 and 2002.

The following consolidated financial statements of the Company are included in Part B hereof:

1. Reports of Independent Auditors.

2. Balance Sheets as of December 31, 2003 and 2002.

3. Statements of Income for the years ended December 31, 2003, 2002 and 2001.

4. Statements of Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001.

5. Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001.

6. Notes to Financial Statements - December 31, 2003, 2002 and 2001.

b.     Exhibits

1. Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004)(6)

2. Not Applicable

3. Form of Principal Underwriter's Agreement (2)

4. (a)(i) Form of 135 Contract (1)

5. (i) Form of Variable Annuity Application (1)

6. (i) Copy of Articles of Incorporation of the Company (1)
(ii) Copy of the Bylaws of the Company (1)

7. Not applicable

8. (i) Form of Fund Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and Security First Life Insurance Company (now called MetLife Investors USA Insurance Company (3)

(ii) Form of Participation Agreement between MetLife Investors USA Insurance Company and Met Investors Series Trust (4)

9. Opinion and Consent of Counsel (5)

10. (i) Consent of Independent Registered Public Accounting Firm (filed herewith)
  (ii) Consent of Counsel (MetLife Investors USA Insurance Company) (filed herewith)

11. Not Applicable

12. Not Applicable

13. Powers of Attorney for Michael K. Farrell, James P. Bossert, Susan A. Buffum, Michael R. Fanning, Hugh C. McHaffie, Richard C. Pearson, Elizabeth M. Forget, Jeffrey A. Tupper and George Foulke (5)

(1) All previously filed Exhibits to MetLife Investors USA Separate Account A registration statement and all post-effective amendments thereto are specifically incorporated herein by reference.

(2) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 (File Nos. 333-54464 and 8911-03365) filed electronically on March 21, 2001.

(3) incorporated by reference Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically April 13, 2001.

(4) incorporated by reference Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333- 54464 and 811-03365) filed electronically April 30, 2003.

(5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-05200) filed electronically on April 27, 2004.

(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuitycontracts offered by the Registrant and the executive officers of the Company:

Name and Principal	Positions and Offices
Business Address	with Depositor

Michael K. Farrell	Chairman of the Board, President,
22 Corporate Plaza Drive	Chief Executive Officer and Director
Newport Beach, CA 92660

Susan A. Buffum	Director
10 Park Avenue
Morristown, NJ 07962

James P. Bossert	Executive Vice President, Chief
22 Corporate Plaza Drive	Financial Officer and Director
Newport Beach, CA 92660

Michael R. Fanning	Director
501 Boylston Street
Boston, MA 02116

Elizabeth M. Forget	Director
260 Madison Avenue
New York, NY 10016

George Foulke	Director
501 Route 22
Bridgewater, NJ 08807

Hugh C. McHaffie	Executive Vice President and
501 Boylston Street	Director
Boston, MA 02116

Richard C. Pearson	Executive Vice President, General
22 Corporate Plaza Drive	Counsel, Secretary and Director
Newport Beach, CA 92660

Jeffrey A. Tupper	Assistant Vice President and
22 Corporate Plaza Drive	Director
Newport Beach, CA 92660

Helayne F. Klier	Executive Vice President
260 Madison Avenue
New York, NY 10016

Kevin J. Paulson	Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Leonard M. Bakal	Vice President
27-01 Queens Plaza North
Long Island City, NY 11101

Deron Richens	Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Christopher A. Kremer	Vice President
501 Boylston Street
Boston, MA 02116

Marian J. Zeldin	Vice President
501 Route 22
Bridgewater, NJ 08807

Karen A. Johnson	Vice President
501 Boylston Street
Boston, MA 02116

Debora L. Buffington	Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Betty Davis	Vice President
1125 - 17th Street
Denver, CO 80202

Brian C. Kiel	Vice President, Appointed Actuary
501 Route 22
Bridgewater, NJ 08807

Anthony J. Williamson	Treasurer
27-01 Queens Plaza North
Long Island City, NY 11101

Item 26. Persons Controlled by or under Common Control with Depositor of Registrant

The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Investors Group, Inc. which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc.

ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES AS OF SEPTEMBER 30, 2004

The following is a list of subsidiaries of MetLife, Inc. updated as of September 30, 2004. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors’ qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.	MetLife Group, Inc. (NY)

B.	MetLife Bank National Association (USA)

C.	Exeter Reassurance Company, Ltd. (Bermuda)

D.	MetLife Taiwan Insurance Company Limited (Taiwan)

E.	Metropolitan Insurance and Annuity Company (DE)

1.	TH Tower NGP, LLC (DE)

2.	Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Insurance and Annuity Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

3.	TH Tower Leasing, LLC (DE)

F.	MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G.	MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

1.	MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

a)	MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H.	MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

I.	MetLife Mexico Services, S.A. dè C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.	Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.	MetLife Securities, Inc. (DE)

L.	Enterprise General Insurance Agency, Inc. (DE)

1.	MetLife General Insurance Agency of Texas, Inc. (DE)

2.	MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.	Metropolitan Property and Casualty Insurance Company (RI)

1.	Metropolitan General Insurance Company (RI)

2.	Metropolitan Casualty Insurance Company (RI)

3.	Metropolitan Direct Property and Casualty Insurance Company (RI)

4.	Met P&C Managing General Agency, Inc. (TX)

5.	MetLife Auto & Home Insurance Agency, Inc. (RI)

6.	Metropolitan Group Property and Casualty Insurance Company (RI)

a)	Metropolitan Reinsurance Company (U.K.) Limited (United Kingdom)

7.	Metropolitan Lloyds, Inc. (TX)

a)	Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

8.	Economy Fire & Casualty Company (IL)

a)	Economy Preferred Insurance Company (IL)

b)	Economy Premier Assurance Company (IL)

N.	Cova Corporation (MO)

1.	Texas Life Insurance Company (TX)

a)	Texas Life Agency Services, Inc. (TX)

b)	Texas Life Agency Services of Kansas, Inc. (KS)

2.	Cova Life Management Company (DE)

3.	MetLife Investors Insurance Company (MO)

a)	MetLife Investors Insurance Company of California (CA)

b)	First MetLife Investors Insurance Company (NY)

O.	Metropolitan Tower Life Insurance Company (DE)

P.	N.L. Holding Corp. (DEL) (NY)

1.	Nathan & Lewis Associates, Inc. (NY)

a)	Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

b)	Nathan and Lewis Associates of Texas, Inc. (TX)

Q.	Walnut Street Securities, Inc. (MO)

1.	Walnut Street Advisers, Inc. (MO)

R.	MetLife Investors Group, Inc. (DE)

1.	MetLife Investors USA Insurance Company (DE)

2.	MetLife Investors Distribution Company (DE)

3.	Met Investors Advisory, LLC (DE)

4.	MetLife Investors Financial Agency, Inc. (TX)

S.	MetLife International Holdings, Inc. (DE)

1.	Natiloportem Holdings, Inc. (DE)

a)	Servicios Administrativos Gen, S.A. de C.V. (Mexico)

2.	MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

3.	Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

4.	Metropolitan Life Seguros de Retiro S.A. (Argentina)- 99.9999% is owned by MetLife International Holdings, Inc. and 0.0001% is owned by Natiloportem Holdings, Inc.

5.	Metropolitan Life Seguros de Vida S.A. (Argentina)- 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

a)	Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Seguros de Retiro S.A.

6.	MetLife Insurance Company of Korea Limited (South Korea)

7.	Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

T.	Metropolitan Life Insurance Company (NY)

1.	334 Madison Avenue BTP-D Holdings, LLC (DE)

2.	334 Madison Avenue BTP-E Holdings, LLC (DE)

3.	334 Madison Avenue Euro Investments, Inc. (DE)

a)	Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

(1)	Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

4.	St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

5.	One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

6.	CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

7.	GA Holding Corp. (MA)

8.	CRH Co., Inc. (MA)

9.	L/C Development Corporation (CA)

10.	Benefit Services Corporation (GA)

11.	Thorngate, LLC (DE)

12.	Alternative Fuel I, LLC

13.	Transmountain Land & Livestock Company (MT)

14.	MetPark Funding, Inc. (DE)

15.	HPZ Assets LLC (DE)

16.	MetDent, Inc. (DE)

17.	Missouri Reinsurance (Barbados), Inc. (Barbados)

18.	Metropolitan Tower Realty Company, Inc. (DE)

19.	P.T. MetLife Sejahtera (Indonesia)-95.21% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

20.	MetLife (India) Private Ltd. (India)

21.	Metropolitan Marine Way Investments Limited (Canada)

22.	MetLife Private Equity Holdings, LLC (DE)

23.	Sino-US MetLife Insurance Company, Ltd (China)- 50% of Sino-US MetLife Insurance Company is held by Metropolitan Life Insurance Company

24.	23rd Street Investments, Inc. (DE)

a)	Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

b)	Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

25.	Metropolitan Realty Management, Inc. (DE)

a)	Cross & Brown Company (NY)

(1)	CBNJ, Inc. (NJ)

26.	Hyatt Legal Plans, Inc. (DE)

a)	Hyatt Legal Plans of Florida, Inc. (FL)

27.	MetLife Holdings, Inc. (DE)

a)	MetLife Credit Corp. (DE)

b)	MetLife Funding, Inc. (DE)

28.	SSRM Holdings, Inc. (DE)- Employees of State Street Research & Management Company owned a total of 59,616 restricted shares and options for an additional 197,897 restricted shares of common stock of SSRM Holdings, Inc.

a)	State Street Research & Management Company (DE)

(1)	State Street Research Investment Services, Inc. (MA)

b)	SSR Realty Advisors, Inc. (DE)

(1)	Metric Management, Inc. (DE)

(2)	Metric Assignor, Inc. (CA)

(3)	SSR AV, Inc. (DE)

(4)	SSR Development Partners LLC (DE)

(5)	Metric Property Management, Inc. (DE)

(6)	Metric Realty (IL) - 50% is owned by SSR Realty Advisors, Inc. and 50% is owned by Metric Property Management, Inc.

29.	Bond Trust Account A (MA)

30.	Metropolitan Asset Management Corporation (DE)

a)	MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

(1)	MetLife Capital CFLI Holdings, LLC (DE)

(a)	MetLife Capital CFLI Leasing, LLC (DE)

b)	MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

c)	MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

d)	MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

e)	MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

f)	MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

31.	New England Life Insurance Company (MA)

a)	MetLife Advisers, LLC (MA)

b)	New England Securities Corporation (MA)

(1)	Hereford Insurance Agency, Inc. (MA)

c)	Newbury Insurance Company, Limited (Bermuda)

d)	New England Pension and Annuity Company (DE)

e)	Omega Reinsurance Corporation (AZ)

32.	GenAmerica Financial Corporation (MO)

a)	GenAmerica Capital I (DE)

b)	General American Distributors, Inc. (MO)

c)	General American Life Insurance Company (MO)

(1)	Paragon Life Insurance Company (MO)

(2)	GenAmerica Management Corporation (MO)- 90% of the voting shares of GenAmerica Management Corporation is owned by General American Life Insurance Company.

(3)	Krisman, Inc. (MO)

(4)	White Oak Royalty Company (OK)

(5)	Equity Intermediary Company (MO)

(a)	Reinsurance Group of America, Incorporated (MO)- 51.9% of Reinsurance Group of America, Incorporated is held by Equity Intermediary Company.

(i)	Reinsurance Company of Missouri, Incorporated (MO)

(A)	RGA Reinsurance Company (MO)

(aa)	Fairfield Management Group, Inc. (MO)

(a.1)	Reinsurance Partners, Inc. (MO)

(a.2)	Great Rivers Reinsurance Management, Inc. (MO)

(a.3)	RGA (U.K.) Underwriting Agency Limited (United Kingdom)

(ii)	Triad Re, Ltd. (Barbados)-67% of Triad Re, Ltd. is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock of Triad Re, Ltd. is also held by Reinsurance Group of America Incorporated.

(iii)	RGA Sigma Reinsurance SPC (Cayman Islands)

(iv)	RGA Capital Trust I (DE)

(v)	RGA Americas Reinsurance Company, Ltd. (Barbados)

(vi)	RGA Reinsurance Company (Barbados) Ltd. (Barbados)

(A)	RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

(vii)	RGA Life Reinsurance Company of Canada (Canada)

(viii)	RGA International Corporation (Nova Scotia)

(A)	RGA Financial Products Limited (Canada)

(ix)	RGA Holdings Limited (U.K.) (United Kingdom)

(A)	RGA UK Services Limited (United Kingdom)

(B)	RGA Capital Limited U.K. (United Kingdom)

(C)	RGA Reinsurance (UK) Limited (United Kingdom)

(x)	RGA South African Holdings (Pty) Ltd. (South Africa)

(A)	RGA Reinsurance Company of South Africa Limited (South Africa)

(xi)	RGA Australian Holdings PTY Limited (Australia)

(A)	RGA Reinsurance Company of Australia Limited (Australia)

(B)	RGA Asia Pacific PTY, Limited (Australia)

(xii)	General American Argentina Seguros de Vida, S.A. (Argentina)

(xiii)	RGA Argentina S.A. (Argentina)

(xiv)	Malaysia Life Reinsurance Group Berhad (Malaysia)- 30% interest of Malaysia Life Reinsurance Group Berhad is held by Reinsurance Group of America, Incorporated.

(xv)	RGA Technology Partners, Inc. (MO)

(xvi)	RGA International Reinsurance Company (Ireland)

The voting securities (excluding directors’ qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Structures is a general partnership in which Metropolitan Life Insurance Company owns a 50% interest.

2) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

3) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

4) Mezzanine Investment Limited Partnerships (“MILPs”), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

5) New England Life Insurance Company (“NELICO”), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

6) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer’s shares.

7) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

Item 27. Number of Contract Owners

As of, 2004, there were 5,684 qualified contract owners and 4,889 non-qualified contract owners.

ITEM 28. INDEMNIFICATION

A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

Met Investors Series Trust
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Annuity Account Five
MetLife Investors Variable Life Account One
MetLife Investors Variable Life Account Five First
MetLife Investors Variable Annuity Account One

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for each officer and director of MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.

NAME AND PRINCIPAL	POSITIONS AND OFFICES
BUSINESS ADDRESS	WITH UNDERWRITER

Richard C. Pearson	President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Elizabeth M. Forget	Executive Vice President and Director
260 Madison Avenue
New York, NY 10016

Edward Wilson	Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

James P. Bossert	Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Michael K. Farrell	Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Lisa S. Kuklinski	Director
600 Plaza II
Jersey City, NY 07311

Helayne F. Klier	Executive Vice President and Director
260 Madison Avenue
New York, NY 10016

Paul Hipworth	Executive Vice President, Chief
22 Corporate Plaza Drive	Financial Officer
Newport Beach, CA 92660

Paul A. LaPiana	Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Leslie Sutherland	Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Charles M. Deuth	Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Debora L. Buffington	Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660

Anthony J. Dufault	Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

James R. Fitzpatrick	Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul M. Kos	Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Deron J. Richens	Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. Smith	Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Cathy Sturdivant	Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paulina Vakouros	Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Jonnie L. Crawford	Secretary
22 Corporate Plaza Drive
Newport Beach, CA 92660

Anthony J. Williamson	Treasurer
One Madison Avenue
New York, NY 10010

(c) Compensation From the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

(1)	(2)	(3)	(4)	(5)
Name of	Net Underwriting
Principal	Discounts and	Compensation	Brokerage	Other
Underwriter	Commissions	on Redemption	Commissions	Compensation

MetLife Investors	$169,179,314	None	N/A	N/A
Distribution
Company

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a) Registrant

(b) Metlife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

(c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110

(d) MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, CA 92660

(e) MetLife Investors Insurance Company, 22 Corporate Plaza Drive, Newport Beach, CA 92660

(f) Metropolitan Life Insurance Company, 4010 Boy Scout Blvd., Tampa, FL 33607

(g) Metropolitan Life Insurance Company, 501 Boylston Street, Boston, MA 02116

(h) Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166

MetLife Investors USA Insurance Company, the depositor for the registrant, is located at 22 Corporate Plaza Drive, Newport Beach, California 92660. It maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder and as custodian for the Registrant.

MetLife Investors Group, Inc. is located at 22 Corporate Plaza Drive, Newport Beach, California 92660. It performs substantially all of the recordkeeping and administrative services in connection with the Registrant.

ITEM 31. MANAGEMENT SERVICES

Not applicable.

ITEM 32. UNDERTAKINGS

Registrant makes the following undertaking:

MetLife Investors USA represents that the fees and charges deducted under the Contracts described herein this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MetLife Investors USA.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Newport Beach, and State of California on this 17th day of November, 2004.

METLIFE INVESTORS USA SEPARATE ACCOUNT ONE
(Registrant)

By: METLIFE INVESTORS USA INSURANCE COMPANY

By: /s/ MICHAEL K. FARRELL

METLIFE INVESTORS USA INSURANCE COMPANY
Depositor

By: /s/ MICHAEL K. FARRELL

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ MICHAEL K. FARRELL	Chief Executive Officer, President and Director	11/17/04
Michael K. Farrell		Date

/s/ JAMES P. BOSSERT	Executive Vice President and Chief Financial	11/17/04
James P. Bossert	Officer (Principal Accounting Officer) and Director	Date

/s/ SUSAN A. BUFFUM*	Director	11/17/04
Susan A. Buffum		Date

/s/ MICHAEL R. FANNING*	Director	11/17/04
Michael R. Fanning		Date

/s/ ELIZABETH M. FORGET*	Director	11/17/04
Elizabeth M. Forget		Date

/s/ GEORGE FOULKE*	Director	11/17/04
George Foulke		Date

/s/ HUGH C. MCHAFFIE*	Director	11/17/04
Hugh C. McHaffie		Date

/s/ RICHARD C. PEARSON	Director	11/17/04
Richard C. Pearson		Date

/s/ JEFFREY A. TUPPER	Director	11/17/04
Jeffrey A. Tupper		Date

*By: /s/ RICHARD C. PEARSON
Richard C. Pearson, Attorney-in-fact

INDEX TO EXHIBITS

EX-99.B10(i) Consent of Independent Registered Public Accounting Firm
EX-99.B10(ii) Consent of Counsel (MetLife Investors USA Insurance Company)